Fair value measurements and financial risk management	12 Months Ended
Dec. 31, 2022
Fair value measurements and financial risk management
Fair value measurements and financial risk management

Note 22 – Fair value measurements and financial risk management

The Company’s financial instruments consist of cash, restricted cash and cash equivalents, notes receivable, accounts payable, accrued expenses, long-term debt, and redeemable non-controlling interest contingency. The fair values of cash, restricted cash, notes receivable, accounts payable, and accrued expenses approximate their carrying values due to the relatively short-term to maturity. The Company’s long-term notes payable carrying value at the effective interest rate approximates fair value.

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs to fair value measurements. The three levels of hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

The Company’s assets measured at fair value on a nonrecurring basis include investments, long-lived assets, indefinite-lived intangible assets and goodwill. The Company reviews the carrying amounts of such assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable or at least annually for indefinite-lived intangible assets and goodwill. Any resulting asset impairment would require that the asset be recorded at its fair value. The resulting fair value measurements of the assets are considered to be Level 3 measurements.

There have been no transfers between fair value levels during the years ended December 31, 2022 and 2021.

	Fair value measurements as of December 31, 2022 using:
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$163,177	$—	$—	$163,177
Deferred consideration liabilities	—	61,300	—	61,300
Contingent consideration liabilities	—	—	29,109	29,109
	$163,177	$61,300	$29,109	$253,586

	Fair value measurements as of December 31, 2021 using:
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$299,329	$—	$—	$299,329
Contingent consideration liabilities	—	—	37,994	37,994
	$299,329	$—	$37,994	$337,323

Level 1

Cash and cash equivalents, net accounts receivable, accounts payable and accrued liabilities, notes payable, investments, and other current assets and liabilities represent financial instruments for which the carrying amount approximates fair value.

Level 2

The fair value of deferred consideration relates to the Tryke acquisition as discussed above in Note 4 – Acquisitions. Consideration to be paid in cash on the first, second, and third anniversaries of the closing date was valued with a discount rate, consisting of the Company’s credit spread and a risk-free rate, of 18.2%, 18.0%, and 17.8% respectively. The liabilities will accrete in value until the payment due date with changes in the value recorded through interest expense within the Company’s Consolidated Statements of Operations. Additional deferred cash consideration relates to the pending litigation as discussed above in Note 4 – Acquisitions.

Level 3

The fair value of contingent consideration is based upon the following Level 3 inputs:

●	HMS – present value of the $2 million loan bearing an interest rate of 4.8% per annum discounted at 92.7%.
●	MEOT – present value of the potential cash earn-out of $2 million based upon MEOT’s achievement of certain earnings targets discounted at 4.22%.
●	EMMAC – present value of EMMAC’s achievement regulatory approval for recreational cannabis and meeting certain revenue targets in the U.K. market as discussed in Note 4 - Acquisitions. The following discount rates were utilized in the determination of the present value of the liabilities resulting in gain on revaluation of contingent consideration of $4.7 million for the year ended December 31, 2022.
o	Regulatory approval for recreational cannabis – 1.8% 2021 and 11.6% 2022.
o	Revenue targets in the U.K. market – 1.8% in 2021 and 11.2% in 2022.
●	Los Sueños – present value of Los Sueños’ achievement of enhanced tier licensing. Discount rates of 1.7% and 2.1%, for the first and second tranche of shares, respectively, were utilized in the determination of the present value of the liabilities resulting in a gain on revaluation of contingent consideration of $2.7 million for the year ended December 31, 2022.
●	Sapphire – present value of Sapphire’s achievement of certain revenue, script, and active patient count milestones during 2022 as discussed in Note 4 - Acquisitions.
●	Four20 – present value of Curaleaf’s shares to be issued utilizing a discount rate of 16.4% and 16.2% for the first and second tranche of shares to be issued, respectively as of December 31, 2022.
●	Tryke – present value of Curaleaf’s shares to be issued utilizing a discount rate of 11.7% as of December 31, 2022.

Financial Risk Management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Company’s risk exposures and the impact on the Company’s financial instruments are summarized below:

Credit Risk

Credit risk is the risk of a potential loss to the Company if a customer or third party to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s notes and accounts receivable. The maximum credit exposure at December 31, 2022 and 2021 is the carrying amount of cash and cash equivalents, accounts receivable and notes receivable. The Company does not have significant credit risk with respect to its customers. All cash and cash equivalents are placed with major U.S. financial institutions.

The Company provides credit to its wholesale and management services agreement (“MSA”) customers in the normal course of business and has established processes to mitigate credit risk. The amounts reported in the Consolidated Balance Sheets are net of allowances for credit losses, estimated by the Company’s management based on prior experience and its assessment of the current economic environment. The Company reviews its trade receivable accounts regularly and reduces amounts to their expected realizable values by adjusting the allowance credit losses when management determines that the account may not be fully collectible. The Company applies ASC 310 – Receivables for the measurement of expected credit losses, which uses an expected loss allowance model for all trade receivables. The Company has not adopted standardized credit policies, but rather assesses credit on a customer-by-customer basis in an effort to minimize those risks.

The Company’s aging of trade receivables was as follows:

	Year ended December 31,
	2022	2021
0 to 90 days	$44,840	$53,902
91 to 180 days	4,882	5,797
181 days +	2,440	728
Total accounts receivable, net	$52,162	$60,427

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due.

In December 2021, the Company closed a private placement of Senior Secured Notes - 2026, for aggregate gross proceeds of $475 million to the Company. The notes bear interest on the unpaid principal amount at a rate of 8% per annum, compounded semi-annually and payable in arrears on June 15th and December 15th of each year during the term of the notes; the first of which will be June 15, 2022. The Note Indenture governing the Senior Secured Notes - 2026 contains numerous positive and negative covenants of the Company. If the Company breaches a covenant under the Note Indenture, the trustee may, under certain circumstances, accelerate the maturity of the principal amount outstanding or realize on the collateral granted by the Company over its assets. A breach of covenant under the Note Indenture could have a material adverse impact on the Company’s financial position.

In connection with the Bloom acquisition, the Company issued secured promissory notes to the former Bloom owners in the aggregate of $160 million, which mature over three years. The first and second set of notes each total $50 million and mature in January 2023 and 2024; each bear interest at the rate of 6% per annum and interest payments are due quarterly.

The final set of promissory notes are convertible promissory notes with a principal amount totaling $60 million, which mature in January 2025 and bear interest at a rate of 4% per annum. Interest payments are not required until maturity, when all principal and accrued interest will be due. At the option of the sellers of Bloom, the third set of promissory notes may be paid by the Company issuing SVS at maturity. All three notes may be prepaid without penalty.

In addition to the commitments outlined in Note 11 – Notes payable and Note 20 – Commitments and contingencies, the Company has the following gross remaining contractual obligations:

	< 1 Year	1 to 3 Years	Total
For the period ended December 31, 2022:
Accounts payable	$85,263	$—	$85,263
Accrued expenses	112,535	—	112,535
Other current liabilities	1,726	—	1,726
Contingent consideration liability	18,537	10,572	29,109
Other long-term liability	—	94,824	94,824
	$218,061	$105,396	$323,457

	< 1 Year	1 to 3 Years	Total
For the period ended December 31, 2021:
Accounts payable	$26,751	$—	$26,751
Accrued expenses	86,966	—	86,966
Other current liabilities	12,168	—	12,168
Contingent consideration liability	9,155	28,839	37,994
Other long-term liability	—	50,431	50,431
	$135,040	$79,270	$214,310

The Company is monitoring the impacts of COVID-19 closely, and although liquidity has not been materially affected by the COVID-19 outbreak to date, the ultimate severity of the outbreak and its potential future impact on the economic environment is uncertain. Given the current uncertainty of the future economic environment, the Company has taken additional measures in monitoring and deploying its capital to minimize the negative impact on liquidity. For more information, see Note 2 – Basis of presentation, “COVID-19 estimation uncertainty”.

Currency Risk

The operating results and financial position of the Company are reported in U.S. dollars. Some of the Company’s financial transactions have been and may be denominated in currencies other than the U.S. dollar. The results of the Company’s operations are subject to currency transaction and translation risks.

As of December 31, 2022 and 2021, the Company had no hedging agreements in place with respect to foreign exchange rates. The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Cash and cash equivalents bear interest at market rates. The Company’s notes receivable and financial debts have fixed rates of interest and are carried at amortized cost. The Company does not account for any fixed-rate financial assets or financial liabilities at fair value, therefore, a change in interest rates at the reporting date would not affect profit or loss.

Capital Management

The Company’s objectives when managing capital are to ensure that there are adequate capital resources to safeguard the Company’s ability to continue as a going concern and maintain adequate levels of funding to support its ongoing operations and development such that it can continue to provide returns to shareholders and benefits for other stakeholders.

The capital structure of the Company consists of items included in shareholders’ equity and debt, net of cash and cash equivalents. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the Company’s underlying assets. The Company plans to use existing funds, as well as funds from the future sale of products to fund operations and expansion activities.